THOMAS C. BILELLO

Vice President and Associate General Counsel

Law Department

(949) 420-7078 Telephone

(949) 219-3706 Facsimile

Thomas.Bilello@PacificLife.com

February 1, 2023

Yoon Choo

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities & Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:	Pre-Effective Amendment No. 1 for Pacific Legacy SVUL (File No. 333-267433) funded by Pacific Select Exec Separate Account (File No. 811-05563) of Pacific Life Insurance Company

Dear Ms. Choo:

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 1 to the above referenced Registration Statement, on Form N-6. The enclosed relates to a variable universal life insurance policy, designated as Pacific Legacy SVUL, which is funded by the Separate Account.

The primary purpose of this filing is to incorporate Staff comments dated November 14, 2022.

If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.

Sincerely,

/s/ Thomas C. Bilello

Thomas C. Bilello